As filed with the Securities and Exchange Commission
on March 21, 2013

Securities Act File No. 33-98102

Investment Company Act File No. 811-1743

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 49	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 62

(Check appropriate box or boxes)	☒

THE ALGER FUNDS II

(a Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

360 Park Avenue South, New York, New York	10010

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: 212-806-8800

Hal Liebes, Esq.

Fred Alger Management, Inc.

360 Park Avenue South,

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:

Gary L. Granik, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b),

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 21st day of March, 2013.

THE ALGER FUNDS II

By:	/s/ Hal Liebes
Hal Liebes
President

ATTEST:	/s/	Lisa A. Moss
Lisa A. Moss, Assistant Secretary

Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	President	March 21, 2013
/s/ Hal Liebes	(Chief Executive Officer)
Hal Liebes

/s/ Michael D. Martins	Treasurer (Chief Financial Officer)	March 21, 2013
Michael D. Martins

*	Trustee	March 21, 2013
Charles F. Baird, Jr.

*	Trustee	March 21, 2013
Roger P. Cheever

*	Trustee	March 21, 2013
Lester L. Colbert, Jr.

*	Trustee	March 21, 2013
Hilary M. Alger

*	Trustee	March 21, 2013
David Rosenberg

*	Trustee	March 21, 2013
Nathan E. Saint-Amand

*	Trustee	March 21, 2013
Stephen E. O’Neil

*By:	/s/ Hal Liebes
Hal Liebes
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase